VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
SHAREHOLDER MEETING. On or about November 19, 1997, a shareholder meeting will be held to consider the adoption of a subadvisory agreement with Bankers Trust Company and to consider other proposals. If shareholders of record on September 22, 1997 approve the subadvisory agreement, Bankers Trust Company will assume portfolio management responsibilities for the fund. Fidelity Management & Research Company will retain supervisory responsibilities for investment management and other fund operations under its management contract with the fund. Proxy statements will be mailed on or about September 22, 1997.

VARIABLE INSURANCE
PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
HIGH INCOME, EQUITY-INCOME, OVERSEAS, GROWTH, ASSET MANAGER, ASSET MANAGER:
GROWTH, INDEX 500, CONTRAFUND, BALANCED, GROWTH & INCOME, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND PORTFOLIOS
SUPPLEMENT TO THE PROSPECTUS
DATED APRIL 30, 1997
The following information supplements disclosure for Index 500 portfolio. SHAREHOLDER MEETING. On or about November 19, 1997, a shareholder meeting will be held to consider the adoption of a subadvisory agreement with Bankers Trust Company and to consider other proposals. If shareholders of record on September 22, 1997 approve the subadvisory agreement, Bankers Trust Company will assume portfolio management responsibilities for the fund. Fidelity Management & Research Company will retain supervisory responsibilities for investment management and other fund operations under its management contract with the fund. Proxy statements will be mailed on or about September 22, 1997.
The following information supplements the disclosure found under the section "Investment Principles and Risks" in the Portfolios' Prospectus. Fidelity Management & Research Company normally invests each fund's assets according to its investment strategy. High Income, Equity-Income, Growth, Overseas, Asset Manager, Asset Manager: Growth, Index 500, Contrafund, Balanced, Growth & Income and Growth Opportunities Portfolios also reserve the right to invest without limitation in preferred stocks and investment-grade bond debt instruments for temporary, defensive purposes. Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market instruments or short-term debt instruments for temporary, defensive purposes.